Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of breakdown of taxes payable

	December 31,
Description	2024	2023

Tax transaction	230,214	—
Government installment payment program federal	—	157,970
Social Integration Program ("PIS") and Contribution to Social Security Financing ("COFINS")	419	4,231
Taxes withheld	80,868	76,520
Import taxes	9,497	13,483
Others	2,955	2,251
	323,953	254,455

Current	125,055	142,168
Non-current	198,898	112,287